Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($)	Total	As Previously Reported	Restated [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] Restated [Member]	Class B Ordinary Shares [Member]	Class B Ordinary Shares [Member] Restated [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] As Previously Reported	Redeemable Convertible Preferred Stock [Member] Restatement Adjustment	Redeemable Class A Common Stock [Member]	Redeemable Class A Common Stock [Member] As Previously Reported	Redeemable Class A Common Stock [Member] Restatement Adjustment	Common Stock [Member]	Common Stock [Member] As Previously Reported	Common Stock [Member] Restatement Adjustment	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] As Previously Reported	Additional Paid-in Capital [Member] Restatement Adjustment	Additional Paid-in Capital [Member] Restated [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] As Previously Reported	Accumulated Deficit [Member] Restated [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] As Previously Reported
Beginning Balance at Apr. 08, 2019			$ 0		$ 0		$ 0													$ 0			$ 0
Beginning Balance (shares) at Apr. 08, 2019					0		0
Net income (Loss)		$ 419,439
Ending Balance at Sep. 30, 2019		5,000,006
Beginning Balance at Apr. 08, 2019			0		$ 0		$ 0													0			0
Beginning Balance (shares) at Apr. 08, 2019					0		0
Issuance of Class B ordinary shares to Sponsor			25,000				$ 503													24,497
Issuance of Class B ordinary shares to Sponsor (shares)							5,013,250
Sale of units in initial public offering, net of fair value of public warrants			191,422,292		$ 2,013															192,470,859			(1,050,580)
Sale of units in initial public offering, net of fair value of public warrants (shares)					20,125,000
Offering costs			(11,254,548)																	(11,254,548)
Shares subject to possible redemption			(181,242,620)		$ (1,812)															(181,240,808)
Shares subject to possible redemption (shares)					(18,124,262)
Issuance of PIPE shares (shares)							5,013,250
Issuance of PIPE shares			25,000				$ 503													24,497
Other comprehensive income (loss)
Net income (Loss)		1,147,262	6,049,878			$ (6,000,000)																	6,049,878
Ending Balance (shares) at Dec. 31, 2019					2,000,738		5,013,250	84,514,191			737,058			51,588,612
Ending Balance at Dec. 31, 2019	(139,793,000)	5,000,009	5,000,002		$ 201		$ 503	$ 186,741,000			$ 4,500,000						$ 13,383,000				$ (153,178,000)		4,999,298	$ 2,000
Balance as of December 31 (Shares)				18,124,262	18,124,262				186,573,651	(102,059,460)		1,627,132	(890,074)		113,887,093	(62,298,481)
Balance as of December 31,		139,793,000							$ 186,741,000			$ 4,500,000						$ 13,383,000				$ 153,178,000			$ 2,000
Issuance of Series D convertible preferred stock, net of issuance costs of $0.1 million (shares)								4,537,700
Issuance of Series D convertible preferred stock, net of issuance costs of $0.1 million								$ 31,511,000
Conversion of preferred stock to common stock (shares)											(737,058)			737,058
Conversion of preferred stock to common stock	4,500,000										$ (4,500,000)						4,500,000
Exercise of vested stock options (shares)														226
Early exercise of unvested stock options														226
Vesting of early exercised stock options	11,000																11,000
Stock-based compensation	1,404,000																1,404,000
Forfeiture of unvested early exercised shares														(46,242)
Expiration of the Class A common stock redemption right (shares)											(737,058)			737,058
Expiration of the Class A common stock redemption right	4,500,000										$ (4,500,000)						4,500,000
Other comprehensive income (loss)	(42,000)																							(42,000)
Net income (Loss)	(6,033,000)	1,334,022		$ (4,823,000)																	(6,033,000)
Ending Balance (shares) at Mar. 31, 2020								89,051,891			0			52,279,880
Ending Balance at Mar. 31, 2020	(139,953,000)	5,000,001						$ 218,252,000			$ 0			$ 0			19,298,000				(159,211,000)			(40,000)
Beginning Balance at Dec. 31, 2019	(139,793,000)	5,000,009	5,000,002		$ 201		$ 503	$ 186,741,000			$ 4,500,000						13,383,000				(153,178,000)		4,999,298	2,000
Beginning Balance (shares) at Dec. 31, 2019					2,000,738		5,013,250	84,514,191			737,058			51,588,612
Net income (Loss)		1,247,246
Ending Balance at Jun. 30, 2020		5,000,005
Beginning Balance at Dec. 31, 2019	(139,793,000)	5,000,009	5,000,002		$ 201		$ 503	$ 186,741,000			$ 4,500,000						13,383,000				(153,178,000)		4,999,298	2,000
Beginning Balance (shares) at Dec. 31, 2019					2,000,738		5,013,250	84,514,191			737,058			51,588,612
Net income (Loss)		(1,009,526)
Ending Balance at Sep. 30, 2020		5,000,003
Beginning Balance at Dec. 31, 2019	(139,793,000)	5,000,009	5,000,002		$ 201		$ 503	$ 186,741,000			$ 4,500,000						13,383,000				(153,178,000)		4,999,298	2,000
Beginning Balance (shares) at Dec. 31, 2019					2,000,738		5,013,250	84,514,191			737,058			51,588,612
Shares subject to possible redemption			40,270,930		$ 403															40,270,527
Shares subject to possible redemption (shares)					4,027,093
Other comprehensive income (loss)
Net income (Loss)		(3,049,014)	(40,270,931)			$ (40,300,000)																	(40,270,931)
Ending Balance (shares) at Dec. 31, 2020					6,027,831		5,013,250	93,328,118			0			52,967,106
Ending Balance at Dec. 31, 2020	(146,874,000)	5,000,005	5,000,001		$ 604		$ 503	$ 249,962,000			$ 0			$ 5,000			24,424,000			40,270,527	(171,292,000)		(35,271,633)	(11,000)
Beginning Balance at Mar. 31, 2020	$ (139,953,000)	5,000,001						$ 218,252,000			$ 0			$ 0			19,298,000				(159,211,000)			(40,000)
Beginning Balance (shares) at Mar. 31, 2020								89,051,891			0			52,279,880
Net income (Loss)		(86,776)
Ending Balance at Jun. 30, 2020		5,000,005
Net income (Loss)		(2,256,772)
Ending Balance at Sep. 30, 2020		5,000,003
Balance as of December 31 (Shares)	93,328,118			14,097,169	14,097,169				206,031,290	(112,703,172)					116,930,602	(63,963,496)
Balance as of December 31,	$ 249,962,000	146,874,000							$ 249,962,000							$ 5,000		$ 24,429,000	$ 5,000			$ 171,292,000			$ 11,000
Beginning Balance at Dec. 31, 2020	(146,874,000)	$ 5,000,005	$ 5,000,001		$ 604		$ 503	$ 249,962,000			$ 0			$ 5,000			24,424,000			$ 40,270,527	(171,292,000)		$ (35,271,633)	(11,000)
Beginning Balance (shares) at Dec. 31, 2020					6,027,831		5,013,250	93,328,118			0			52,967,106
Issuance of Class B ordinary shares to Sponsor	75,000,000													$ 1,000			74,999,000
Issuance of Class B ordinary shares to Sponsor (shares)														7,500,000
Pre-closing stock repurchase, net of exercise of vested options (shares)								(206,511)						(1,817,519)
Pre-closing stock repurchase, net of exercise of vested options	(21,902,000)							$ (125,000)									(21,902,000)
Conversion of preferred stock to common stock (shares)								(93,121,607)						93,121,607
Conversion of preferred stock to common stock	249,837,000							$ (249,837,000)						$ 9,000			249,828,000
Repayment of related-party promissory notes associated with vested shares	854,000																854,000
Forfeiture of related-party promissory notes														(370,734)
Conversion of Series D preferred stock warrants to Class A common warrants	1,160,000																1,160,000
Exercise of Class A common stock warrants (shares)														1,867,292
Exercise of Class A common stock warrants	21,678,000																21,678,000
Issuance of common stock upon Merger, net of transaction costs and Merger warrants liability (shares)														23,892,244
Issuance of common stock upon Merger, net of transaction costs and Merger warrants liability	129,659,000													$ 2,000			129,657,000
Issuance of PIPE shares (shares)														7,500,000
Issuance of PIPE shares	75,000,000													$ 1,000			74,999,000
Issuance of earn-out shares to common stockholders (shares)														14,153,520
Issuance of earn-out shares to common stockholders	1,000													$ 1,000
Exercise of vested stock options	80,000																80,000
Exercise of vested stock options (shares)														37,887
Vesting of early exercised stock options	54,000																54,000
Warrant expense in connection with Merger	154,000																154,000
Stock-based compensation	34,230,000																34,230,000
Expiration of the Class A common stock redemption right (shares)								(93,121,607)						93,121,607
Expiration of the Class A common stock redemption right	249,837,000							$ (249,837,000)						$ 9,000			249,828,000
Other comprehensive income (loss)	(61,000)																							(61,000)
Net income (Loss)	(51,404,000)			$ (49,185,000)																	(51,404,000)
Ending Balance (shares) at Mar. 31, 2021								0			0			191,351,403
Ending Balance at Mar. 31, 2021	$ 292,466,000							$ 0			$ 0			$ 18,000			$ 515,216,000				$ (222,696,000)			$ (72,000)
Balance as of December 31 (Shares)	0
Balance as of December 31,	$ 0